CONVERTIBLE NOTE - Amortized cost of the convertible notes (Details) - USD ($)	Sep. 30, 2025	Aug. 04, 2025
CONVERTIBLE NOTE
Convertible note- issued in August 2025	$ 2,200,000
Less: derivative liability fair value	(263,727)
debt discount and debt issuance costs	(460,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note	(33,542)	$ (33.542)
Convertible Note	1,442,731
Interest payable for the convertible note (including amortization of issuance cost)	149,179
Total convertible notes and interest payable of convertible note	$ 1,591,910